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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:            12/31

Date of reporting period:         3/31/13

Item 1. Schedule of Investments.

Invesco European Small Company Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	ESC-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.27%

Austria–0.62%

Semperit AG Holding	28,181	$1,087,200

Belgium–2.61%

Ion Beam Applications (a)	1,415	10,320

Kinepolis Group N.V.	15,246	1,914,998

S.A. D’Ieteren N.V.	30,937	1,413,592

Van De Velde N.V.	30,634	1,344,778

		4,683,688

France–9.39%

Constuctions Industrielles de la Mediterranee S.A.	781	76,826

Credit Agricole Ile de France	20,000	1,329,123

G.E.A.	9,000	952,239

Maisons France Confort	71,990	2,203,398

Metropole Television S.A.	112,660	1,750,805

Parrot S.A. (a)	70,780	2,186,526

Plastic Omnium S.A.	31,977	1,479,556

Sa des Ciments Vicat (Vicat)	33,200	2,069,538

Sopra Group S.A.	13,860	1,025,892

Tessi S.A.	26,670	2,884,698

Trigano S.A. (a)	75,100	901,916

		16,860,517

Germany–10.59%

Amadeus Fire AG	32,300	1,713,914

CANCOM S.E.	92,632	1,785,051

CTS Eventim AG	34,400	1,166,193

Kontron AG	232,033	1,261,557

MorphoSys AG (a)	90,790	3,709,152

Nemetschek AG	54,775	3,302,098

Nexus AG	122,945	1,425,299

SMT Scharf AG	77,610	2,517,158

Takkt AG	129,903	2,122,833

		19,003,255

Greece–2.33%

Jumbo S.A.	204,653	1,458,409

Karelia Tobacco Co. Inc. S.A.	7,087	1,226,260

Metka S.A.	115,600	1,506,833

		4,191,502

Ireland–12.94%

Abbey PLC	120,200	1,147,751

CPL Resources PLC	582,792	3,809,519

DCC PLC	154,020	5,418,834

Fyffes PLC	2,205,483	1,908,068

IFG Group PLC	923,500	1,680,783

Origin Enterprises PLC	535,998	3,311,285

	Shares	Value

Ireland–(continued)

Total Produce PLC	3,946,323	$3,338,281

United Drug PLC	636,076	2,621,989

		23,236,510

Israel–1.12%

VIZRT Ltd.	591,105	2,003,780

Italy–3.38%

Danieli & C. Officine Meccaniche S.p.A. -RSP	188,047	3,131,875

EI Towers S.p.A.	61,076	1,868,570

SAES Getters S.p.A. -RSP	120,000	1,075,090

		6,075,535

Netherlands–0.70%

Sligro Food Group N.V.	39,685	1,259,276

Norway–10.65%

Bonheur ASA	141,197	3,309,324

Borregaard ASA (b)	400,000	1,612,083

Copeinca ASA	201,098	2,082,972

Ekornes ASA	94,900	1,527,265

Ganger Rolf ASA	117,585	2,627,137

Prosafe S.E.	421,115	4,093,024

Telio Holding ASA	264,000	1,107,364

TGS Nopec Geophysical Co. ASA	72,937	2,761,071

		19,120,240

Spain–2.92%

Construcciones y Auxiliar de Ferrocarriles S.A.	3,451	1,243,568

Duro Felguera, S.A.	235,000	1,610,510

Miquel y Costas & Miquel, S.A.	80,045	2,395,562

		5,249,640

Sweden–0.51%

Fenix Outdoor AB	28,700	916,018

Switzerland–4.96%

Aryzta AG	74,422	4,393,673

Carlo Gavazzi Holding AG	3,825	860,967

Kuoni Reisen Holding AG	5,140	1,624,184

Tecan Group AG	21,554	2,020,546

		8,899,370

Turkey–3.56%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	785,850	2,250,001

Yazicilar Holding A.S. -Class A	374,635	4,141,444

		6,391,445

United Kingdom–22.99%

4imprint Group PLC	185,874	1,284,996

Alternative Networks PLC	389,580	1,882,331

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

Amlin PLC	312,877	$2,013,257

Catlin Group Ltd.	224,568	1,781,043

Chemring Group PLC	323,585	1,278,795

Clarkson PLC	124,788	2,948,325

Diploma PLC	222,327	1,899,098

Halma PLC	284,966	2,244,379

Hill & Smith Holdings PLC	214,043	1,454,758

Hilton Food Group PLC	286,450	1,501,551

Homeserve PLC	314,007	956,590

IG Group Holdings PLC	345,451	2,812,991

Informa PLC	309,868	2,486,371

Kier Group PLC	95,141	1,696,913

Mears Group PLC	448,962	2,331,257

Micro Focus International PLC	197,093	2,052,820

Morgan Sindall Group PLC	182,032	1,535,016

SDL PLC	194,905	1,166,490

Tribal Group PLC	1,145,117	2,557,639

Tullett Prebon PLC	481,902	1,897,867

Ultra Electronics Holdings PLC	92,522	2,417,940

Verips Inc. (a)	282,250	1,063,107

		41,263,534

Total Common Stocks & Other Equity Interests (Cost $129,099,263)		160,241,510

Money Market Funds–10.43%

Liquid Assets Portfolio –Institutional Class (c)	9,363,340	9,363,340

Premier Portfolio –Institutional Class (c)	9,363,341	9,363,341

Total Money Market Funds (Cost $18,726,681)		18,726,681

TOTAL INVESTMENTS–99.70% (Cost $147,825,944)		178,968,191

OTHER ASSETS LESS LIABILITIES–0.30%		543,670

NET ASSETS–100.00%		$179,511,861

Investment Abbreviations:

RSP                 —Risparmio Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco European Small Company Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $3,511,181 and from Level 2 to Level 1 of $83,998,623, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$1,087,200	$--	$--	$1,087,200
Belgium	4,683,688	--	--	4,683,688
France	14,673,991	2,186,526	--	16,860,517
Germany	19,003,255	--	--	19,003,255
Greece	4,191,502	--	--	4,191,502
Ireland	23,236,510	--	--	23,236,510
Israel	2,003,780	--	--	2,003,780
Italy	2,943,660	3,131,875	--	6,075,535
Netherlands	--	1,259,276	--	1,259,276
Norway	7,344,738	11,775,502	--	19,120,240
Spain	3,639,130	1,610,510	--	5,249,640
Sweden	916,018	--	--	916,018
Switzerland	8,899,370	--	--	8,899,370
Turkey	6,391,445	--	--	6,391,445
United Kingdom	26,887,982	14,375,552	--	41,263,534
United States	18,726,681	--	--	18,726,681
Total Investments	$144,628,950	$34,339,241	$--	$178,968,191

Invesco European Small Company Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $37,154,342 and $7,648,677, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$35,648,053

Aggregate unrealized (depreciation) of investment securities	(5,015,447)

Net unrealized appreciation of investment securities	$30,632,606

Cost of investments for tax purposes is $148,335,585.

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	GCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.40%

Australia–4.69%

Australia & New Zealand Banking Group Ltd.	407,791	$12,161,572

BHP Billiton Ltd.	453,673	15,526,919

Macquarie Group Ltd.	418,887	16,273,087

Telstra Corp. Ltd.	3,030,988	14,251,185

		58,212,763

Brazil–0.98%

Banco do Brasil S.A.	133,300	1,806,093

Companhia de Saneamento de Minas Gerais - Copasa MG	36,700	889,532

Companhia Paranaense de Energia - Copel -Class B Preference Shares	109,400	1,689,615

Itau Unibanco Holding S.A. -Preference Shares	72,200	1,289,439

PDG Realty S.A. Empreendimentos e Participacoes	542,900	846,266

Petroleo Brasileiro S.A. -ADR	117,421	1,945,666

Telefonica Brasil S.A. -Preference Shares	66,500	1,773,399

Vale S.A. -ADR	112,237	1,940,578

		12,180,588

Canada–2.14%

Barrick Gold Corp.	514,215	15,102,535

Toronto-Dominion Bank (The)	138,378	11,519,696

		26,622,231

China–0.97%

China Agri-Industries Holdings Ltd.	2,210,000	1,141,641

China Communications Construction Co. Ltd. -Class H	1,960,000	1,828,353

China Construction Bank Corp. -Class H	2,844,196	2,329,454

China Mobile Ltd.	307,000	3,250,895

CNOOC Ltd.	1,235,575	2,368,159

KWG Property Holding Ltd.	1,793,000	1,122,560

		12,041,062

France–5.47%

BNP Paribas S.A.	273,439	14,085,256

Bouygues S.A.	411,546	11,161,445

Sanofi	154,887	15,792,833

Total S.A.	318,521	15,222,408

Vallourec S.A.	243,595	11,708,089

		67,970,031

Germany–2.35%

Deutsche Lufthansa AG	596,297	11,643,712

Porsche Automobil Holding SE -Preference Shares	133,214	9,742,364

	Shares	Value

Germany–(continued)

Salzgitter AG	195,807	$7,858,995

		29,245,071

Hong Kong–2.32%

Cheung Kong (Holdings) Ltd.	691,000	10,216,468

First Pacific Co. Ltd.	640,000	869,251

Haier Electronics Group Co. Ltd.	536,000	854,827

Standard Chartered PLC	651,474	16,875,881

		28,816,427

India–0.49%

Bank of Baroda	85,040	1,060,212

Canara Bank Ltd.	99,337	702,844

Grasim Industries Ltd.	35,456	1,840,736

Oil and Natural Gas Corp. Ltd.	130,658	749,574

Tata Motors Ltd.	367,456	1,791,651

		6,145,017

Indonesia–0.23%

PT Bank Rakyat Indonesia (Persero) Tbk	573,500	516,457

PT Telekomunikasi Indonesia Persero Tbk	948,500	1,071,201

PT United Tractors Tbk	647,500	1,212,365

		2,800,023

Ireland–0.00%

Irish Bank Resolution Corp. Ltd. (a)	102,453	0

Italy–0.85%

Eni S.p.A.	472,700	10,620,719

Japan–10.80%

Asahi Group Holdings, Ltd. (b)	1,038,500	24,864,246

DeNA Co., Ltd.	625,400	17,006,841

JSR Corp.	574,600	11,772,472

Mitsubishi Corp.	550,131	10,334,725

Mitsubishi UFJ Financial Group, Inc. (b)	3,705,231	22,333,219

Nippon Telegraph & Telephone Corp.	309,200	13,487,671

Nippon Yusen Kabushiki Kaisha	1,737,000	4,472,687

Nissan Motor Co., Ltd.	1,813,704	17,573,123

Yamada Denki Co., Ltd.	268,520	12,316,951

		134,161,935

Mexico–0.15%

America Movil S.A.B. de C.V. -Series L	1,807,700	1,902,658

Norway–1.98%

Statoil ASA	409,765	10,004,526

Yara International ASA	321,401	14,618,263

		24,622,789

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

Poland–0.10%

KGHM Polska Miedz S.A.	24,486	$1,188,079

Russia–0.62%

Gazprom OAO -ADR	162,164	1,390,986

Magnitogorsk Iron & Steel Works -REGS -GDR(c)	247,026	848,574

Rosneft Oil Co. -REGS -GDR(c)	279,797	2,134,851

Sberbank of Russia -ADR	140,010	1,798,520

Sistema JSFC -REGS -GDR(c)	85,037	1,561,280

		7,734,211

South Africa–0.50%

Sasol Ltd.	46,820	2,074,562

Standard Bank Group Ltd.	96,596	1,243,977

Steinhoff International Holdings Ltd. (a)	624,008	1,697,625

Tiger Brands Ltd.	36,335	1,162,012

		6,178,176

South Korea–1.47%

Dongbu Insurance Co., Ltd.	45,207	1,927,029

Hyundai Department Store Co., Ltd.	8,912	1,308,026

Hyundai Mipo Dockyard Co., Ltd.	15,027	1,567,791

Hyundai Mobis	10,043	2,805,887

KT&G Corp.	29,510	2,001,532

POSCO	4,812	1,416,828

Samsung Electronics Co., Ltd.	3,129	4,259,603

Shinhan Financial Group Co., Ltd.	50,580	1,815,799

SK Telecom Co., Ltd. -ADR	66,968	1,196,718

		18,299,213

Spain–1.44%

Iberdrola S.A.	1,813,542	8,456,293

Telefonica S.A.	693,724	9,375,914

		17,832,207

Sweden–1.03%

Autoliv, Inc. (b)	185,326	12,813,440

Switzerland–3.00%

ABB Ltd.	549,466	12,407,658

Swisscom AG	27,343	12,654,567

Zurich Insurance Group AG	43,818	12,202,046

		37,264,271

Taiwan–0.51%

Hon Hai Precision Industry Co., Ltd.	667,000	1,851,485

Powertech Technology Inc.	257,320	433,111

TPK Holding Co. Ltd.	81,000	1,616,516

Unimicron Technology Corp.	1,272,000	1,313,453

Wistron Corp.	1,018,900	1,118,982

		6,333,547

Thailand–0.27%

Bangkok Bank PCL -NVDR	230,300	1,748,238

PTT PCL	146,700	1,625,531

		3,373,769

	Shares	Value

Turkey–0.13%

Asya Katilim Bankasi AS	1,239,276	$1,637,116

United Arab Emirates–0.16%

Dragon Oil PLC	206,945	2,043,809

United Kingdom–9.12%

Barclays PLC	4,916,113	21,787,413

Eurasian Natural Resources Corp.	227,682	852,630

GlaxoSmithKline PLC	443,607	10,383,007

Imperial Tobacco Group PLC	541,960	18,975,053

National Grid PLC	975,607	11,360,836

Rio Tinto PLC	270,550	12,742,685

Royal Dutch Shell PLC -Class B	563,277	18,743,163

Tesco PLC	3,182,790	18,504,285

		113,349,072

United States–44.63%

3M Co.	131,783	14,009,851

ACE Ltd.	337,980	30,070,081

Apache Corp.	113,250	8,738,370

Archer-Daniels-Midland Co.	603,172	20,344,991

Bank of America Corp.	1,078,244	13,133,012

Best Buy Co., Inc.	484,701	10,736,127

Chevron Corp.	227,227	26,999,112

Cisco Systems, Inc.	1,014,991	21,223,462

Coach, Inc.	252,211	12,608,028

ConocoPhillips	265,169	15,936,657

Corning Inc.	2,750,715	36,667,031

Energen Corp.	224,309	11,666,311

Energizer Holdings, Inc.	135,960	13,559,291

GameStop Corp. -Class A (b)	717,040	20,055,609

General Dynamics Corp.	267,694	18,875,104

Gilead Sciences, Inc. (a)	353,056	17,275,030

Hewlett-Packard Co.	559,432	13,336,859

Johnson & Johnson	269,724	21,990,598

JPMorgan Chase & Co.	460,474	21,854,096

Kohl’s Corp.	271,853	12,540,579

Medtronic, Inc.	255,813	12,012,978

Merck & Co., Inc.	612,618	27,096,094

Microsoft Corp.	382,005	10,929,163

NASDAQ OMX Group, Inc. (The)	683,996	22,093,071

Oracle Corp.	575,334	18,606,301

Phillips 66	158,914	11,119,213

PNC Financial Services Group, Inc.	223,747	14,879,175

Stryker Corp.	186,819	12,188,072

Valero Energy Corp.	483,615	21,999,646

WellPoint, Inc.	290,433	19,235,378

Western Digital Corp.	452,566	22,755,018

		554,534,308

Total Common Stocks & Other Equity Interests (Cost $1,026,704,913)		1,197,922,532

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

Money Market Funds–3.78%

Liquid Assets Portfolio –Institutional Class (d)	23,464,231	$23,464,231

Premier Portfolio –Institutional Class (d)	23,464,230	23,464,230

Total Money Market Funds (Cost $46,928,461)		46,928,461

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $1,073,633,374)		1,244,850,993

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.95%

Liquid Assets Portfolio - Institutional Class (Cost $36,631,815)(d)(e)	36,631,815	36,631,815

TOTAL INVESTMENTS–103.13% (Cost $1,110,265,189)		1,281,482,808

OTHER ASSETS LESS LIABILITIES–(3.13)%		(38,904,242)

NET ASSETS–100.00%		$1,242,578,566

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2013.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $4,544,705, which represented 0.37% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $26,766,904 and from Level 2 to Level 1 of $81,091,768, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$--	$58,212,763	$--	$58,212,763
Brazil	12,180,588	--	--	12,180,588
Canada	26,622,231	--	--	26,622,231
China	5,515,096	6,525,966	--	12,041,062
France	22,869,534	45,100,497	--	67,970,031
Germany	19,502,707	9,742,364	--	29,245,071
Hong Kong	854,827	27,961,600	--	28,816,427
India	1,452,418	4,692,599	--	6,145,017
Indonesia	1,071,201	1,728,822	--	2,800,023
Ireland	--	--	0	0
Italy	10,620,719	--	--	10,620,719
Japan	17,006,841	117,155,094	--	134,161,935
Mexico	--	1,902,658	--	1,902,658
Norway	--	24,622,789	--	24,622,789
Poland	--	1,188,079	--	1,188,079
Russia	3,696,131	4,038,080	--	7,734,211
South Africa	6,178,176	--	--	6,178,176
South Korea	7,931,166	10,368,047	--	18,299,213
Spain	--	17,832,207	--	17,832,207
Sweden	12,813,440	--	--	12,813,440
Switzerland	--	37,264,271	--	37,264,271
Taiwan	--	6,333,547	--	6,333,547
Thailand	--	3,373,769	--	3,373,769
Turkey	1,637,116	--	--	1,637,116
United Arab Emirates	2,043,809	--	--	2,043,809
United Kingdom	--	113,349,072	--	113,349,072
United States	638,094,584	--	--	638,094,584
Total Investments	$790,090,584	$491,392,224	$0	$1,281,482,808

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $86,143,361 and $175,355,395, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$221,697,946

Aggregate unrealized (depreciation) of investment securities	(55,710,065)

Net unrealized appreciation of investment securities	$165,987,881

Cost of investments for tax purposes is $1,115,494,927.

8

Invesco International Small Company Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	ISC-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.32%

Belgium–0.90%

S.A. D’Ieteren N.V.	108,815	$4,972,041

Brazil–1.80%

Diagnosticos da America S.A.	1,222,600	7,018,092

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	154,370	2,963,189

		9,981,281

Canada–24.83%

Aastra Technologies Ltd.	239,100	4,741,993

Brookfield Real Estate Services, Inc.	375,300	4,739,271

Calian Technologies Ltd.	142,000	2,914,075

Calvalley Petroleum Inc. -Class A (a)	2,403,121	4,967,081

Canyon Services Group, Inc.	403,000	4,410,787

Cequence Energy Ltd. (a)	2,260,000	3,937,205

Descartes Systems Group Inc. (The) (a)	500,000	4,685,039

Dorel Industries Inc. -Class B	134,355	5,415,194

Epsilon Energy Ltd. (a)	1,204,800	5,016,047

Glentel, Inc.	459,800	8,892,785

Hammond Power Solutions Inc.	249,800	2,655,354

Horizon North Logistics Inc.	786,000	4,417,382

Major Drilling Group International Inc.	497,800	4,434,144

Mart Resources, Inc.	1,525,000	2,581,693

Northern Dynasty Minerals Ltd. (a)	767,777	2,440,866

Onex Corp.	181,599	8,658,126

Painted Pony Petroleum Ltd. (a)	305,692	3,065,946

Paladin Labs, Inc. (a)	77,000	3,575,650

Paramount Resources Ltd. -Class A (a)	308,455	11,384,904

Sandstorm Metals & Energy Ltd. (a)	13,684,500	5,656,978

Total Energy Services Inc.	1,014,790	14,183,089

TransGlobe Energy Corp. (a)	918,758	7,867,318

Trilogy Energy Corp.	290,500	8,377,608

Wi-LAN Inc.	2,053,700	8,327,996

		137,346,531

China–1.32%

Fook Woo Group Holdings Ltd. (a)	21,094,000	372,282

Franshion Properties China Ltd.	14,500,000	4,744,544

Vinda International Holdings Ltd.	1,529,000	2,186,152

		7,302,978

France–2.02%

Metropole Television S.A.	345,400	5,367,728

Sa des Ciments Vicat (Vicat)	93,300	5,815,900

		11,183,628

Germany–2.13%

CTS Eventim AG	92,000	3,118,889

MorphoSys AG (a)	212,514	8,682,087

		11,800,976

	Shares	Value

Greece–0.65%

Jumbo S.A.	507,815	$3,618,818

Hong Kong–3.47%

First Pacific Co. Ltd.	14,124,000	19,183,296

Ireland–3.28%

DCC PLC	318,895	11,219,576

United Drug PLC	1,683,926	6,941,366

		18,160,942

Italy–1.92%

Ansaldo STS S.p.A.	193,405	1,940,960

Danieli & C. Officine Meccaniche S.p.A. -RSP	522,698	8,705,403

		10,646,363

Japan–4.34%

EXEDY Corp.	225,500	5,293,147

Nippon Ceramic Co., Ltd.	617,100	10,845,617

THK Co., Ltd.	395,000	7,833,069

		23,971,833

Malaysia–5.39%

IGB Corp. Berhad	25,677,171	18,823,568

Parkson Holdings Berhad	4,430,229	6,724,391

Top Glove Corp. Berhad	2,417,100	4,215,191

		29,763,150

Netherlands–0.49%

Aalberts Industries N.V.	121,823	2,728,895

New Zealand–1.21%

Freightways Ltd.	1,770,681	6,717,964

Norway–5.56%

Bonheur ASA	313,995	7,359,303

Prosafe S.E.	1,067,072	10,371,397

TGS Nopec Geophysical Co. ASA	344,858	13,054,794

		30,785,494

Philippines–7.64%

Energy Development Corp.	47,997,600	7,595,896

Energy Development Corp. (b)	5,506,250	871,396

First Gen Corp. (a)	36,577,841	22,050,658

Manila Water Co.	11,985,300	11,744,537

		42,262,487

Switzerland–3.87%

Aryzta AG	194,813	11,501,231

Kuoni Reisen Holding AG	13,800	4,360,649

Tecan Group AG	59,357	5,564,328

		21,426,208

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Thailand–2.04%

Major Cineplex Group PCL	8,476,400	$5,938,832

Siam Commercial Bank PCL	875,500	5,342,086

		11,280,918

Turkey–1.42%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	2,748,623	7,869,703

United Kingdom–13.53%

Amlin PLC	791,487	5,092,949

Catlin Group Ltd.	634,877	5,035,192

Chemring Group PLC	694,575	2,744,932

Clarkson PLC	142,000	3,354,987

Halma PLC	736,283	5,798,931

Homeserve PLC	883,342	2,691,010

IG Group Holdings PLC	985,373	8,023,844

Informa PLC	1,166,809	9,362,438

Kier Group PLC	335,670	5,986,933

Lancashire Holdings Ltd.	594,413	7,306,493

Micro Focus International PLC	671,643	6,995,489

SDL PLC	368,623	2,206,178

Tullett Prebon PLC	1,417,698	5,583,298

Ultra Electronics Holdings PLC	178,278	4,659,060

		74,841,734

United States–0.51%

Bauer Performance Sports Ltd. (a)	237,500	2,805,118

Total Common Stocks & Other Equity Interests (Cost $354,097,871)		488,650,358

Money Market Funds–11.38%

Liquid Assets Portfolio –Institutional Class (c)	31,486,586	31,486,586

Premier Portfolio –Institutional Class (c)	31,486,587	31,486,587

Total Money Market Funds (Cost $62,973,173)		62,973,173

TOTAL INVESTMENTS–99.70% (Cost $417,071,044)		551,623,531

OTHER ASSETS LESS LIABILITIES–0.30%		1,649,295

NET ASSETS–100.00%		$553,272,826

Investment Abbreviations:

RSP	—Risparmio Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Small Company Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $10,845,617 and from Level 2 to Level 1 of $141,188,253, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$4,972,041	$--	$--	$4,972,041
Brazil	9,981,281	--	--	9,981,281
Canada	137,346,531	--	--	137,346,531
China	4,744,544	2,186,152	372,282	7,302,978
France	11,183,628	--	--	11,183,628
Germany	11,800,976	--	--	11,800,976
Greece	3,618,818	--	--	3,618,818
Hong Kong	--	19,183,296	--	19,183,296
Ireland	18,160,942	--	--	18,160,942
Italy	--	10,646,363	--	10,646,363
Japan	--	23,971,833	--	23,971,833
Malaysia	29,763,150	--	--	29,763,150
Netherlands	--	2,728,895	--	2,728,895
New Zealand	--	6,717,964	--	6,717,964
Norway	--	30,785,494	--	30,785,494
Philippines	20,211,829	22,050,658	--	42,262,487
Switzerland	21,426,208	--	--	21,426,208
Thailand	--	11,280,918	--	11,280,918
Turkey	7,869,703	--	--	7,869,703
United Kingdom	40,634,396	34,207,338	--	74,841,734
United States	65,778,291	--	--	65,778,291
Total Investments	$387,492,338	$163,758,911	$372,282	$551,623,531

Invesco International Small Company Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $46,417,207 and $38,653,825, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$157,652,688
Aggregate unrealized (depreciation) of investment securities	(24,879,817)
Net unrealized appreciation of investment securities	$132,772,871
Cost of investments for tax purposes is $418,850,660.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	SCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.11%

Advertising–1.07%

Interpublic Group of Cos., Inc. (The)	829,697	$10,810,952

Aerospace & Defense–1.56%

Aerovironment Inc. (b)	265,111	4,806,462

Triumph Group, Inc.	140,822	11,054,527

		15,860,989

Air Freight & Logistics–0.57%

UTi Worldwide, Inc.	399,969	5,791,551

Apparel Retail–0.36%

bebe stores, inc.	884,804	3,689,633

Apparel, Accessories & Luxury Goods–0.82%

PVH Corp.	77,833	8,313,343

Application Software–4.89%

Actuate Corp. (b)	606,230	3,637,380

Cadence Design Systems, Inc. (b)	754,790	10,514,225

Informatica Corp. (b)	272,742	9,401,417

MicroStrategy Inc. -Class A (b)	63,595	6,428,182

PTC Inc. (b)	330,787	8,431,761

SS&C Techonologies Holdings, Inc. (b)	374,750	11,235,005

		49,647,970

Asset Management & Custody Banks–1.18%

Affiliated Managers Group, Inc. (b)	64,623	9,924,154

Artisan Partners Asset Management, Inc. (b)	52,102	2,055,424

		11,979,578

Auto Parts & Equipment–1.75%

Dana Holding Corp.	490,250	8,741,157

TRW Automotive Holdings Corp. (b)	163,439	8,989,145

		17,730,302

Automobile Manufacturers–0.91%

Thor Industries, Inc.	251,666	9,258,792

Automotive Retail–0.99%

Penske Automotive Group, Inc.	300,568	10,026,948

Biotechnology–0.84%

Cubist Pharmaceuticals, Inc. (b)	182,350	8,537,627

Building Products–1.12%

Trex Co., Inc. (b)	230,880	11,354,678

	Shares	Value

Casinos & Gaming–0.73%

Bally Technologies Inc. (b)	143,098	$7,436,803

Communications Equipment–1.86%

Arris Group Inc. (b)	600,245	10,306,206

JDS Uniphase Corp. (b)	643,118	8,598,488

		18,904,694

Construction & Engineering–0.82%

Foster Wheeler AG (Switzerland)(b)	362,559	8,284,473

Construction & Farm Machinery & Heavy Trucks–0.81%

Titan International, Inc. (c)	387,773	8,174,255

Construction Materials–1.04%

Eagle Materials Inc.	157,751	10,510,949

Data Processing & Outsourced Services–1.05%

Jack Henry & Associates, Inc.	230,443	10,648,771

Diversified Chemicals–0.91%

FMC Corp.	162,197	9,250,095

Diversified Metals & Mining–0.65%

Compass Minerals International, Inc.	83,850	6,615,765

Diversified REIT’s–1.00%

Lexington Realty Trust (c)	860,800	10,157,440

Electrical Components & Equipment–2.30%

Belden Inc.	240,854	12,440,109

EnerSys (b)	237,905	10,843,710

		23,283,819

Electronic Equipment & Instruments–0.56%

Electro Scientific Industries, Inc.	517,213	5,715,204

Electronic Manufacturing Services–0.86%

Sanmina Corp. (b)	770,517	8,753,073

Environmental & Facilities Services–2.18%

Team, Inc. (b)	283,166	11,629,627

Waste Connections, Inc.	290,118	10,438,446

		22,068,073

Food Distributors–0.72%

United Natural Foods, Inc. (b)	148,029	7,283,027

Gas Utilities–1.12%

UGI Corp.	296,542	11,384,247

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Gold–0.25%

Allied Nevada Gold Corp. (b)	62,605	$1,030,478

Detour Gold Corp. (Canada)(b)	76,263	1,465,961

		2,496,439

Health Care Equipment–1.85%

Teleflex Inc.	102,534	8,665,148

Wright Medical Group, Inc. (b)(c)	425,776	10,137,727

		18,802,875

Health Care Facilities–2.05%

Amsurg Corp. (b)	306,445	10,308,810

Universal Health Services, Inc. -Class B	163,348	10,433,037

		20,741,847

Health Care Services–0.78%

IPC The Hospitalist Co. (b)	177,234	7,883,368

Health Care Supplies–0.92%

Haemonetics Corp. (b)	224,201	9,340,214

Home Furnishings–1.00%

La-Z-Boy Inc.	538,738	10,165,986

Homebuilding–0.97%

Meritage Homes Corp. (b)	209,132	9,799,926

Homefurnishing Retail–0.98%

Pier 1 Imports, Inc.	432,618	9,950,214

Industrial Machinery–4.99%

Gardner Denver Inc.	75,653	5,682,297

IDEX Corp.	187,805	10,032,543

TriMas Corp. (b)	398,828	12,949,945

Valmont Industries, Inc.	72,894	11,464,039

Watts Water Technologies, Inc. -Class A	219,057	10,512,546

		50,641,370

Industrial REIT’s–0.96%

DCT Industrial Trust Inc.	1,309,000	9,686,600

Insurance Brokers–1.05%

Arthur J. Gallagher & Co.	258,932	10,696,481

Internet Software & Services–1.58%

ValueClick, Inc. (b)	542,276	16,024,256

Investment Banking & Brokerage–1.04%

E*TRADE Financial Corp. (b)	66,398	711,123

Evercore Partners Inc. -Class A	236,870	9,853,792

		10,564,915

IT Consulting & Other Services–1.06%

MAXIMUS, Inc.	134,397	10,747,728

	Shares	Value

Life Sciences Tools & Services–1.78%

Bio-Rad Laboratories, Inc. -Class A (b)	71,602	$9,021,852

Charles River Laboratories International, Inc. (b)	204,257	9,042,457

		18,064,309

Multi-Line Insurance–1.02%

American Financial Group, Inc.	217,389	10,299,891

Office REIT’s–0.90%

Douglas Emmett, Inc.	365,900	9,121,887

Office Services & Supplies–1.27%

Interface, Inc.	667,916	12,837,346

Oil & Gas Equipment & Services–4.56%

Dresser-Rand Group, Inc. (b)	151,362	9,332,981

Helix Energy Solutions Group Inc. (b)	462,530	10,582,686

Lufkin Industries, Inc.	91,960	6,105,224

Oceaneering International, Inc.	170,180	11,301,654

Oil States International, Inc. (b)	110,022	8,974,495

		46,297,040

Oil & Gas Exploration & Production–1.66%

Energen Corp.	151,864	7,898,447

Rosetta Resources, Inc. (b)	186,804	8,888,134

		16,786,581

Oil & Gas Storage & Transportation–1.06%

Targa Resources Corp.	158,458	10,768,806

Packaged Foods & Meats–0.81%

TreeHouse Foods, Inc. (b)	125,848	8,198,997

Paper Packaging–1.21%

Graphic Packaging Holding Co. (b)	1,638,989	12,276,028

Paper Products–0.93%

Schweitzer-Mauduit International, Inc.	244,006	9,450,352

Pharmaceuticals–2.22%

Auxilium Pharmaceuticals Inc. (b)(c)	304,202	5,256,611

Endo Health Solutions Inc. (b)	225,907	6,948,899

Medicines Co. (The) (b)	309,052	10,328,518

		22,534,028

Property & Casualty Insurance–1.91%

Markel Corp. (b)(c)	18,345	9,236,707

W. R. Berkley Corp.	228,521	10,139,477

		19,376,184

Real Estate Services–1.07%

Jones Lang LaSalle Inc.	109,609	10,896,231

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Regional Banks–7.62%

Boston Private Financial Holdings, Inc.	822,158	$8,122,921

CVB Financial Corp.	778,724	8,776,220

East West Bancorp, Inc.	362,697	9,310,432

F.N.B. Corp.	670,352	8,111,259

Susquehanna Bancshares, Inc.	900,378	11,191,699

Texas Capital Bancshares, Inc. (b)	183,210	7,410,845

Webster Financial Corp.	367,223	8,908,830

Wintrust Financial Corp.	225,809	8,363,965

Zions Bancorp.	282,352	7,055,976

		77,252,147

Residential REIT’s–0.47%

Mid-America Apartment Communities, Inc.	69,000	4,765,140

Restaurants–1.81%

DineEquity, Inc.	126,290	8,687,489

Papa John’s International, Inc. (b)	155,927	9,639,407

		18,326,896

Semiconductor Equipment–1.83%

Cymer, Inc. (b)	97,055	9,326,986

Veeco Instruments Inc. (b)(c)	242,092	9,279,386

		18,606,372

Semiconductors–4.07%

Fairchild Semiconductor International, Inc. (b)	635,274	8,982,774

Hittite Microwave Corp. (b)	152,867	9,257,626

Lattice Semiconductor Corp. (b)	1,354,789	7,383,600

Power Integrations, Inc.	76,192	3,307,495

Semtech Corp. (b)	347,601	12,301,599

		41,233,094

Specialized REIT’s–0.88%

LaSalle Hotel Properties	353,296	8,966,652

Specialty Chemicals–2.31%

Innophos Holdings, Inc.	172,513	9,412,309

PolyOne Corp.	575,536	14,048,834

		23,461,143

Specialty Stores–0.85%

GNC Holdings, Inc. -Class A	219,563	8,624,435

Steel–0.78%

Haynes International, Inc.	142,516	7,881,135

Trading Companies & Distributors–2.09%

Beacon Roofing Supply, Inc. (b)	327,934	12,677,928

MRC Global Inc. (b)	258,704	8,519,123

		21,197,051

Trucking–1.85%

Landstar System, Inc.	136,456	7,790,273

	Shares	Value

Trucking–(continued)

Old Dominion Freight Line, Inc. (b)	287,777	$10,993,081

		18,783,354

Total Common Stocks & Other Equity Interests (Cost $722,392,405)		985,020,369

Money Market Funds–2.29%

Liquid Assets Portfolio – Institutional Class (d)	11,617,527	11,617,527

Premier Portfolio –Institutional Class (d)	11,617,526	11,617,526

Total Money Market Funds (Cost $23,235,053)		23,235,053

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan) – 99.40% (Cost $745,627,458)		1,008,255,422

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.36%

Liquid Assets Portfolio - Institutional Class (Cost $23,925,254)(d)(e)	23,925,254	23,925,254

TOTAL INVESTMENTS–101.76% (Cost $769,552,712)		1,032,180,676

OTHER ASSETS LESS LIABILITIES–(1.76)%		(17,891,059)

NET ASSETS–100.00%		$1,014,289,617

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco Small Cap Equity Fund

E.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $102,333,697 and $53,915,926, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$285,448,793

Aggregate unrealized (depreciation) of investment securities	(23,624,315)

Net unrealized appreciation of investment securities	$261,824,478

Cost of investments for tax purposes is $770,356,198.

Invesco Small Cap Equity Fund

Item 2.  Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

  Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.